Business Acquisition and Goodwill (Details) - Schedule of purchase price allocation of assets (Parentheticals) - Business Combination [Member]	Dec. 31, 2022 USD ($)
Business Acquisition [Line Items]
Costs to sell	$ 520,000
Fuwei shareholders [Member]
Business Acquisition [Line Items]
Minority shareholder's equity interests	3.21%